Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	December 31,		Estimated Depreciable Lives
	2011	2012
Construction work-in-progress	$100,441	$247,571
Land and rights-of-way	74,509	83,014
Carrier property	1,915,688	1,835,265	6 – 59 years
Buildings	36,152	37,672	20 – 45 years
Storage tanks	958,112	975,277	10 – 40 years
Pipeline and station equipment	296,329	479,531	3 – 59 years
Processing equipment	602,113	645,140	3 – 56 years
Other	97,140	105,080	1 – 48 years
Total	$4,080,484	$4,408,550

Carrier property is defined as pipeline assets regulated by the FERC. Other includes total interest capitalized through December 31, 2011 and 2012 of $25.0 million and $24.3 million, respectively. Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $107.3 million, $118.9 million and $126.7 million, respectively.